SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Restricted stock units number and exercise price (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Outstanding at beginning of period | shares	2,850,000
Forfeited during the period | shares	(2,850,000)
Outstanding at the end of period | shares		2,850,000
Share price at grant date, outstanding at beginning of period | £ / shares	£ 1.15
Share price at grant date, forfeited during the period | £ / shares	£ 1.15
Share price at grant date, outstanding at the end of the period | £ / shares		£ 1.15
Weighted Average Remaining Vesting Period (months)		23 months
Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Outstanding at beginning of period | shares	8,789	6,700
Granted during the period | shares		7,274
Vested during the period | shares	(4,192)	(3,163)
Forfeited during the period | shares	(4,597)	(2,022)
Outstanding at the end of period | shares		8,789
Share price at grant date, outstanding at beginning of period | £ / shares	£ 0.13	£ 0.12
Share price at grant date, granted during the period | £ / shares		0.15
Share price at grant date, vested during the period | £ / shares	0.13	0.12
Share price at grant date, forfeited during the period | £ / shares	£ 0.13	0.14
Share price at grant date, outstanding at the end of the period | £ / shares		£ 0.13
Weighted Average Remaining Vesting Period (months)		22 months